NOTES PAYABLE (RESTATED) - Convertible Promissory Note and Term Loan (Details) - USD ($)						3 Months Ended	12 Months Ended
	Jan. 12, 2026	Dec. 26, 2025	Dec. 23, 2025	May 30, 2025	May 20, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 13, 2026
NOTES PAYABLE (RESTATED)
Line of credit, maximum borrowing capacity				$ 3,500,000
Proceeds from line of credit				$ 0
Proceeds from debt						$ 1,919,748	$ 2,643,838	$ 3,500,000
Neolync, Senior convertible promissory note
NOTES PAYABLE (RESTATED)
Debt face amount					$ 1,500,000				$ 750,000
Debt, interest rate					12.00%				8.00%
Liquidation preference percentage					300.00%
Conversion percentage on public event					135.00%
Outstanding percentage upon default					200.00%
Neolync, term loan
NOTES PAYABLE (RESTATED)
Debt face amount			$ 1,500,000
Debt, interest rate			12.00%
Proceeds from debt		$ 500,000	$ 500,000
Neolync, term loan | Subsequent event
NOTES PAYABLE (RESTATED)
Proceeds from debt	$ 1,000,000
Maximcash, term loan
NOTES PAYABLE (RESTATED)
Debt face amount		$ 600,000
Debt, interest rate		38.50%